Financial assets and liabilities, Other Financing (Details) € in Thousands, $ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
		Dec. 20, 2019 USD ($)	Jan. 31, 2017 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Nov. 26, 2018 MXN ($)	Oct. 11, 2018 MXN ($)	Sep. 30, 2018 USD ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Other Financing [Abstract]
Short-term					$ 139,189		$ 223,362
Long-term					118,737		392,063
Debt amount					257,926		615,425
Payment on debt					189,026		397,458	$ 172,592
First 4 Quarters [Member]
Other Financing [Abstract]
Long-term					0		99,363
Second 4 Quarters [Member]
Other Financing [Abstract]
Long-term					57,017		95,243
Third 4 Quarters [Member]
Other Financing [Abstract]
Long-term					31,861		72,985
Last 2 Quarters [Member]
Other Financing [Abstract]
Long-term					25,427		124,472
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member]
Other Financing [Abstract]
Short-term					9,504		8,191
Long-term					9,074		18,579
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount					$ 40,900
Interest rate					12.00%				12.00%	12.00%
Maturity date					November 2019	November 2019
Daimler Financial Services Mexico, S. de R.L. de C.V. [Member] | Debt Obligation - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount												$ 28,000
Interest rate												12.90%
Maturity date					October 2021	October 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member]
Other Financing [Abstract]
Short-term					$ 23,319		23,342
Long-term					28,478		52,036
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount					$ 45,800
Variable rate basis					28-day TIIE	28-day TIIE
Basis points					4.50%				4.50%	4.50%
Maturity date					September 2021	September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount					$ 34,600
Variable rate basis					28-day TIIE	28-day TIIE
Basis points					4.50%				4.50%	4.50%
Maturity date					September 2021	September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 3 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount					$ 25,500
Variable rate basis					28-day TIIE	28-day TIIE
Basis points					4.50%				4.50%	4.50%
Maturity date					September 2021	September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 4 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount					$ 21,600
Variable rate basis					28-day TIIE	28-day TIIE
Basis points					4.50%				4.50%	4.50%
Maturity date					September 2021	September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 5 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount					$ 8,400
Variable rate basis					28-day TIIE	28-day TIIE
Basis points					4.50%				4.50%	4.50%
Maturity date					September 2021	September 2021
Banco Autofin Mexico, S.A. Institucion de Banca Multiple [Member] | Line of Credit - 6 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount											$ 20,000
Variable rate basis					28-day EIIR	28-day EIIR
Basis points											5.50%
Maturity date					November 2023	November 2023
INPIASA, S.A. de C.V. [Member]
Other Financing [Abstract]
Short-term	[1]				$ 1,566		1,566
Long-term	[1]				1,044		2,610
INPIASA, S.A. de C.V. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount					$ 15,700
Variable rate basis					28-day TIIE	28-day TIIE
Basis points					4.50%				4.50%	4.50%
Maturity date					August 2021	August 2021
Banco del Bajio, S.A. [Member]
Other Financing [Abstract]
Short-term	[1]				$ 0		1,304
Long-term	[1]				0		0
Banco del Bajio, S.A. [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount					$ 8,500
Variable rate basis					28-day TIIE	28-day TIIE
Basis points					2.50%				2.50%	2.50%
Maturity date					November 2019	November 2019
HSBC, S.A. [Member]
Other Financing [Abstract]
Short-term	[1]				$ 1,629		1,629
Long-term	[1]				543		2,173
HSBC, S.A. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount					$ 9,770
Variable rate basis					28-day TIIE	28-day TIIE
Basis points					3.00%				3.00%	3.00%
Maturity date					April 2021	April 2021
Banco del Bajio, S.A. [Member]
Other Financing [Abstract]
Short-term	[1]				$ 842		1,264
Long-term	[1]				0		842
Banco del Bajio, S.A. [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount					$ 9,360
Variable rate basis					28-day TIIE	28-day TIIE
Basis points					2.50%				2.50%	2.50%
Maturity date					August 2020	August 2020
Banco del Bajio, S.A. [Member] | Line of Credit - 2 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount					$ 24,000
Variable rate basis					28-day TIIE	28-day TIIE
Basis points					6.00%				6.00%	6.00%
Maturity date					March 2020	March 2020
CI Banco S.A. Institucion de Banca Multiple [Member]
Other Financing [Abstract]
Short-term	[1]				$ 23,227		0
Long-term	[1]				$ 0		0
DVB Bank America, NV [Member] | Line of Credit - 1 [Member] | Average Rate [Member]
Other Financing [Abstract]
Debt amount									$ 25,000
Maturity date					May 2017	May 2017
Payment on debt						$ 25,000
DVB Bank America, NV [Member] | Line of Credit - 2 [Member] | Average Rate [Member]
Other Financing [Abstract]
Debt amount									27,500
Maturity date					September 2018	September 2018
Payment on debt						$ 27,500
ACT Maritime, LLC [Member]
Other Financing [Abstract]
Short-term	[2]				$ 15,843		15,330
Long-term	[2]				$ 57,349		81,452
ACT Maritime, LLC [Member] | Line of Credit - 1 [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount													$ 5,520
Variable rate basis					Libor rate at 90 days	Libor rate at 90 days
Basis points													7.50%
Maturity date					September 2023	September 2023
Term of debt					5 years	5 years
DEG-Deutsche Investitions [Member]
Other Financing [Abstract]
Short-term					$ 0		35,382
Long-term					$ 0		0
DEG-Deutsche Investitions [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 8,500
Interest rate					8.01%				8.01%	8.01%
Discount on interest rate					25.00%				25.00%	25.00%
Maturity date					July 2014	July 2014
Grace period					2 years	2 years
Debt Instrument, Term Extension					2 years	2 years
DEG-Deutsche Investitions [Member] | Restructured Line of Credit [Member] | Variable Rate [Member]
Other Financing [Abstract]
Debt amount									$ 4,100
Maturity date					December 2019	December 2019
DEG-Deutsche Investitions [Member] | Restructured Line of Credit [Member] | Variable Rate [Member] | First 4 Quarters [Member]
Other Financing [Abstract]
Variable rate basis					Libor rate at 90 days	Libor rate at 90 days
Basis points					5.50%				5.50%	5.50%
DEG-Deutsche Investitions [Member] | Restructured Line of Credit [Member] | Variable Rate [Member] | Second 4 Quarters [Member]
Other Financing [Abstract]
Variable rate basis					Libor rate at 90 days	Libor rate at 90 days
Basis points					6.50%				6.50%	6.50%
DEG-Deutsche Investitions [Member] | Restructured Line of Credit [Member] | Variable Rate [Member] | Third 4 Quarters [Member]
Other Financing [Abstract]
Variable rate basis					Libor rate at 90 days	Libor rate at 90 days
Basis points					7.50%				7.50%	7.50%
DEG-Deutsche Investitions [Member] | Restructured Line of Credit [Member] | Variable Rate [Member] | Last 2 Quarters [Member]
Other Financing [Abstract]
Variable rate basis					Libor rate at 90 days	Libor rate at 90 days
Basis points					9.00%				9.00%	9.00%
Others [Member]
Other Financing [Abstract]
Short-term					$ 56,618		88,455
Long-term					$ 0		0
Others [Member] | Unsecured Loan - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount															$ 3,000
Interest rate															11.25%
Maturity date					July 2017	July 2017
Others [Member] | Unsecured Loan - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount															$ 3,000
Interest rate															11.25%
Maturity date					July 2017	July 2017
Others [Member] | Unsecured Loans [Member]
Other Financing [Abstract]
Payment on debt			$ 1,000
Others [Member] | Unsecured Loans [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 3,000					$ 5,000
Interest rate														11.25%
Maturity date					July 2018	July 2018
Payment on debt		$ 1,000		$ 500
Others [Member] | Unsecured Loans Rescheduled [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount				$ 4,500
Interest rate					11.25%				11.25%	11.25%
Maturity date					July 2019	July 2019
Hewlett Packard [Member]
Other Financing [Abstract]
Short-term					$ 2,354		0
Long-term					$ 9,263		0
Hewlett Packard [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 607,800
Interest rate					6.84%				6.84%	6.84%
Maturity date					March 2024	March 2024
Hewlett Packard [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 201,600
Interest rate					6.13%				6.13%	6.13%
Maturity date					October 2024	October 2024
PCN, Bank, N.A. [Member]
Other Financing [Abstract]
Short-term					$ 3,246		0
Long-term					$ 12,986		0
PCN, Bank, N.A. [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 860
Interest rate					4.40%				4.40%	4.40%
Maturity date					July 2024	July 2024
FTAI Subsea 88 Ltd [Member]
Other Financing [Abstract]
Short-term					$ 0		14,755
Long-term					$ 0		157,986
FTAI Subsea 88 Ltd [Member] | Financial Lease [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount									$ 10,800
Interest rate					15.92%				15.92%	15.92%
Maturity date					November 2023	November 2023
B V Scheepswerf Damen Gorinchem [Member]
Other Financing [Abstract]
Short-term					$ 0		25,343
Long-term					0		76,385
B V Scheepswerf Damen Gorinchem [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Other Financing [Abstract]
Debt amount					$ 159,200					€ 7,580
Interest rate					7.00%				7.00%	7.00%
Maturity date					November 2022	November 2022
Payable in Mexican Pesos [Member]
Other Financing [Abstract]
Short-term	[1]				$ 60,497		37,560
Long-term	[1]				39,139		76,240
Short-term interest payable	[1]				410		264
Long-term interest payable	[1]				0		0
Payable in US Dollars [Member]
Other Financing [Abstract]
Short-term					78,692		160,459
Long-term					79,598		239,438
Short-term interest payable					631		6,537
Long-term interest payable					0		0
Payable in Euros [Member]
Other Financing [Abstract]
Short-term					139,189		223,362
Long-term					118,737		392,063
Short-term interest payable					0		25,343
Long-term interest payable					$ 0		$ 76,385

[1]	They correspond to judicial and private agreements signed for the debt recognition with respect to Deposit Certificates secured and backed by Almacenadora de Deposito Moderno, S.A. de C.V. (ADEMSA), related party.
[2]	The total line was prepaid in the original amount of $25 million dollars on May 17, 2018. The Company was awarded an extension of the due date of the second line, which originally amounted to $27.5 million dollars up to September 19, 2018, date on which the line with DVB Bank America, NV was entirely paid. This payment was made with the proceeds of a new line of credit with ACT Maritime, LLC. (Subsidiary of Alterna Capital Partners, LLC.) in the amount of $5.52 million dollars at a 5 year term.